NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					15 Months Ended	79 Months Ended
	Jul. 02, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jul. 05, 2013	Jun. 30, 2013	Apr. 23, 2013	Dec. 31, 2012	Aug. 22, 2012	Jul. 22, 2013	Jun. 30, 2013
Convertible Promissory Note [Abstract]
Debt Instrument, Convertible, Effective Interest Rate											3.25%
Proceeds from Convertible Debt						$ 10,000		$ 20,000	$ 50,000	$ 20,000
Debt Instrument, Convertible, Conversion Ratio							0.30
Derivative, Loss on Derivative							203,868
Fair Value, Option, Changes in Fair Value, Gain (Loss)		333,612	(53,234)	34,003	(53,234)		87,104		(53,101)			(116,764)
Common Stock, Conversion Basis	2,472,089						10,000,000
Increase (Decrease) in Notes Payable, Current				20,001
Gains (Losses) on Extinguishment of Debt		$ 46,667		$ 46,667								$ 46,667